Accrued Expenses (Details) - Schedule of accrued expenses - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Expenses [Abstract]
Consulting fees		$ 531,829	$ 548,281
Professional fees		3,945	252,973
Litigation accrual	[1]	125,255	300,000
Employee and director compensation		1,558,024	725,569
Research and development fees		22,023	91,737
Interest		36,422	25,433
Other		7,018	20,587
Total		$ 2,284,516	$ 1,964,580

[1]	See Note 11 - Commitments and Contingencies, Potential Legal Matters.